Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 12,161	¥ 11,364
Deferred tax liabilities	26,638	16,380
Net deferred tax (liabilities)/ assets	(14,477)	(5,016)	¥ 2,848	¥ 6,483
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	27,163	42,317
Deferred tax liabilities	41,640	47,333
Net deferred tax (liabilities)/ assets	(14,477)	(5,016)
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	9,124	4,740
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,892	24,646
Cost [member] | Impairment, Depreciation and Depletion of Longterm Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	8,250	6,309
Cost [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	7,897	6,622
Deferred tax liabilities	25,617	23,186
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 16,023	¥ 24,147